Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	001-40060
Entity Registrant Name	Longeveron Inc.
Entity Central Index Key	0001721484
Entity Tax Identification Number	47-2174146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1951 NW 7th Avenue
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33136
City Area Code	305
Local Phone Number	909-0840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	LGVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false